PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 450,505	$ 546,944
Losses from the disposal of property and equipment		147,469
Selling and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Losses from the disposal of property and equipment	$ 0	$ 147,469